Fair Value Measurement (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value Measurements
Current assets	$ 8,837	$ 17,648
Long-term assets	25,398	25,199
Current liabilities	10,664	4,035
Long-term liabilities	190	7,657
Level 2 | Commodity Price Hedges
Fair Value Measurements
Current assets	8,837	17,648
Long-term assets	25,967	24,756
Current liabilities	10,188	2,992
Long-term liabilities		6,739
Level 3 | Commodity Price Hedges
Fair Value Measurements
Long-term assets	(569)	443
Current liabilities	476	1,043
Long-term liabilities	190	918
Total | Commodity Price Hedges
Fair Value Measurements
Current assets	8,837	17,648
Long-term assets	25,398	25,199
Current liabilities	10,664	4,035
Long-term liabilities	$ 190	$ 7,657